Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating losses carry forwards	$ 13,766,882	$ 8,357,549
Share-based compensation	919,036	610,298
Capital loss carryforwards	1,549,966	3,812,024
Accrual Bonus	66,343
Deferred tax liabilities:
Basis difference in fixed assets	(6,922,519)	(3,855,914)
Basis difference in digital assets	(102,605)
Net deferred tax assets:	9,277,103	8,923,957
Less: valuation allowance	(9,389,354)	(8,923,957)
Net deferred tax liabilities after valuation allowance	$ (112,251)